UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street  Omaha, Nebraska             68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period: 3/31/13

ITEM 1.  REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

Camelot Premium Return Fund

March 31, 2013

1700 Woodlands Dr.

Suite 100

Maumee, OH 43537

Camelot Premium Return Fund
PORTFOLIO REVIEW
March 31, 2013 (Unaudited)

The Fund's performance figures* for the periods ending March 31, 2013, compared to its benchmark:

	Six Month Return	One Year Return	Since Inception***
Class A	7.84%	11.82%	8.72%
Class A with load	1.59%	5.38%	5.91%
Class C	7.55%	10.36%	7.71%
S&P 500 Total Return Index**	10.19%	13.96%	12.73%

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund's investment advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until January 31, 2014, to ensure that the net annual fund operating expenses will not exceed 1.75% and 2.50%, excluding interest expense, for Class A and Class C shares, respectively, subject to possible recoupment from the Fund in future years. Without these waivers, the Fund's total annual operating expenses would have been 2.09% and 2.84%, per the most recent prospectus, for Class A and Class C shares, respectively. Please review the Fund's most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-855-226-3863.

** The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.
*** Inception date is December 27, 2010

Top 10 Holdings by Industry			% of Net Assets
Exchange Traded Funds			19.2%
Real Estate Investment Trusts			10.2%
Oil & Gas			6.2%
Private Equity			5.0%
Pipelines			4.8%
Investment Companies			4.3%
Auto Manufacturers			3.6%
Commercial Services			3.6%
Computers			3.5%
Telecommunications			2.7%
Other/Cash & Equivalents			36.9%
			100.00%

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)
Shares		Value

	COMMON STOCKS - 44.0%
	AUTO MANUFACTURERS - 3.6%
73,500	Ford Motor Co. (a)	$ 966,525

	BUILDING MATERIALS - 0.5%
11,616	Cemex SAB de CV (ADR) *	141,831

	BANKS - 0.9%
5,000	JPMorgan Chase & Co.	237,300

	COAL - 1.1%
15,000	Arch Coal, Inc. (c)	81,450
10,000	Peabody Energy Corp.	211,500
		292,950
	COMMERCIAL SERVICES - 3.6%
20,000	Apollo Group, Inc. (a)	347,800
39,800	Western Union Co. (a)	598,592
		946,392
	COMPUTERS - 3.5%
1,500	Apple, Inc. (a)	663,945
10,000	Lexmark International, Inc. - Class A	264,000
		927,945
	ELECTRICS - 2.3%
17,500	Exelon Corp. (a)	603,400

	ENTERTAINMENT- 1.3%
20,000	Regal Entertainment Group - Class A (a)(c)	333,400

	ENVIRONMENTAL CONTROL - 1.4%
11,000	Republic Services, Inc.	363,000

	HEALTHCARE-PRODUCTS - 1.0%
4,000	Covidien PLC	271,360

	INSURANCE - 1.6%
20,000	ING Groep NV (ADR) *	144,200
3,000	PartnerRe Ltd.	279,330
		423,530
	INVESTMENT COMPANIES - 2.8%
50,000	Apollo Investment Corp. (a)	418,000
30,000	Prospect Capital Corp.	327,300
		745,300
Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)
Shares		Value

	OIL & GAS - 6.2%
1,500	Apache Corp. (a)	$ 115,740
6,000	Cimarex Energy Co. (a)	452,640
3,000	Devon Energy Corp. (a)	169,260
20,000	Hugoton Royalty Trust	186,600
50,000	Penn West Petroleum, Ltd. (c)	538,000
5,000	Petroleo Brasileiro SA (ADR)	82,850
5,800	Whiting USA Trust II	84,216
		1,629,306
	PRIVATE EQUITY - 4.4%
80,000	American Capital Ltd. *(a)	1,167,600

	REAL ESTATE - 0.8%
10,000	St Joe Co. (The) *	212,500

	RETAIL - 1.3%
10,000	Men's Wearhouse, Inc. (The)	334,200
134	Orchard Supply Hardware Stores Corp. - Class A *	531
		334,731
	SAVINGS & LOANS - 1.3%
25,000	People United Financial, Inc.	336,000

	SEMICONDUCTORS - 1.9%
33,000	Applied Materials, Inc. (a)	444,840
2,000	First Solar, Inc. (c) *	53,920
		498,760
	TELECOMMUNICATIONS - 2.7%
182,119	Frontier Communications Corp. (c)	724,834

	TRANSPORTATION - 0.9%
3,000	Norfolk Southern Corp.	231,240

	TRUCKING & LEASING - 0.9%
5,000	TAL International Group, Inc.	226,550

	TOTAL COMMON STOCKS (Cost $11,729,045)	11,614,454

	EXCHANGE TRADED FUNDS (ETFs) - 19.2%
	DEBT FUNDS - 19.2%
567,127	Lord Abbett Investment Trust - Short Duration Income Fund	2,631,469
30,000	Vanguard Short-Term Bond ETF	2,429,700
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost $5,030,367)	5,061,169

	LIMITED PARTNERSHIPS - 5.4%
	PIPELINES - 4.8%
14,564	Energy Transfer Partners LP	738,249
10,000	NuStar Energy LP	533,400
		1,271,649
	PRIVATE EQUITY - 0.6%
7,200	Blackstone Group LP (The) (a)	142,416

	TOTAL LIMITED PARTNERSHIPS (Cost $1,292,913)	1,414,065
Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)
Shares		Value

	PREFERRED STOCK - 6.7%
	INSURANCE - 0.7%
7,357	PartnerRe Ltd., 6.50%, Series D, 5/9/2013	$ 187,455

	INVESTMENT COMPANIES - 1.5%
15,000	Ares Capital Corp., 7.75%, 10/15/2040 (c)	397,950

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 4.5%
1,100	American Capital Agency Corp., 8.00%, 4/5/2017	29,546
10,251	First Industrial Realty Trust, 7.25%, 5/9/2013	258,428
10,000	Inland Real Estate Corp., 8.125%, 10/6/2016	268,200
2,300	Invesco Mortgage Capital, Inc. 7.75%, 7/26/2017	58,834
15,000	NorthStar Realty Finance Corp., 8.25%, 5/9/2013	373,800
7,000	Vornado Realty Trust, 6.875%, 4/20/2016	191,240
		1,180,048
	RETAIL - 0.0%
134	Orchard Supply Hardware Stores Corp., 0.0%, Perpetual (c)	170

	TOTAL PREFERRED STOCK (Cost $1,640,373)	1,765,623

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 5.7%
15,000	American Capital Mortgage Investment Corp. (a)	387,750
17,500	Annaly Capital Management, Inc. (a)	278,075
14,978	Ares Commercial Real Estate Corp.	253,428
3,600	Government Properties Income Trust	92,628
20,000	NorthStar Realty Finance Corp.	189,600
10,000	One Liberty Properties, Inc.	217,200
303	Silver Bay Realty Trust Co.	6,282
6,193	Two Harbors Investment Corp.	78,094
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $1,278,970)	1,503,057

	SHORT-TERM INVESTMENTS - 26.9%
5,247,287	Fidelity Institutional Money Market Fund - Prime Money Market - Institutional Class, 0.4%**	5,247,287
1,858,180	Fidelity Institutional Money Market Fund- Prime Money Market - Institutional Class, 0.4%** (b)	1,858,180
	TOTAL SHORT-TERM INVESTMENTS (Cost $7,105,467)	7,105,467

	TOTAL INVESTMENTS IN LONG SECURITIES - 107.9% (Cost $28,077,135) (d)	$ 28,463,835
	TOTAL CALL OPTIONS WRITTEN - (0.6) % (Proceeds $110,289)	(164,885)
	TOTAL PUT OPTIONS WRITTEN - (1.1) % (Proceeds $481,861)	(290,138)
	LIABILITIES IN EXCESS OF OTHER ASSETS (6.2) %	(1,631,896)
	TOTAL NET ASSETS - 100.0%	$ 26,376,916
Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)
Contracts***		Value

	SCHEDULE OF CALL OPTIONS WRITTEN - (0.6)% *
390	American Capital, Ltd.
	Expiration May 2013, Exercise Price $13.00	$ 66,690
300	Applied Materials, Inc.
	Expiration April 2013, Exercise Price $13.00	19,200
150	Arch Coal, Inc.
	Expiration January 2014, Exercise Price $10.00	2,625
100	Cemex SAB de CV
	Expiration April 2013, Exercise Price $10.00	22,100
40	Covidien PLC
	Expiration April 2013, Exercise Price $60.00	28,920
200	ING Groep NV
	Expiration April 2013, Exercise Price $10.00	1,000
100	Lexmark International, Inc.
	Expiration April 2013, Exercise Price $32.00	500
30	PartnerRe, Ltd.
	Expiration May 2013, Exercise Price $85.00	23,850
	TOTAL CALL OPTIONS WRITTEN - (Proceeds $110,289)	164,885

	SCHEDULE OF PUT OPTIONS WRITTEN - (1.1)% *
100	America Movil SAB de CV
	Expiration April 2013 , Exercise Price $21.00	5,700
100	America Movil SAB de CV
	Expiration May 2013, Exercise Price $22.00	14,750
20	Apache Corp.
	Expiration April 2013, Exercise Price $85.00	17,640
25	Apache Corp.
	Expiration April 2013, Exercise Price $75.00	1,875
100	Apollo Group, Inc.
	Expiration May 2013, Exercise Price $20.00	29,550
100	Apollo Group, Inc.
	Expiration May 2013, Exercise Price $18.00	17,500
5	Apple, Inc.
	Expiration April 2013, Exercise Price $480.00	19,200
5	Apple, Inc.
	Expiration May 2013, Exercise Price $460.00	16,500
Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)
Contracts***		Value

	SCHEDULE OF PUT OPTIONS WRITTEN (Cont.) - (1.1)% *
5	Apple, Inc.
	Expiration June 2013, Exercise Price $420.00	$ 7,920
200	Applied Materials, Inc.
	Expiration April 2013, Exercise Price $13.00	2,600
15	AutoZone, Inc.
	Expiration June 2013, Exercise Price $350.00	4,500
30	Bed Bath & Beyond, Inc.
	Expiration April 2013, Exercise Price $60.00	2,040
50	BHP Billiton PLC
	Expiration June 2013, Exercise Price $60.00	18,000
50	Bob Evans Farms, Inc.
	Expiration June 2013, Exercise Price $40.00	5,250
25	Caterpillar, Inc.
	Expiration April 2013, Exercise Price $90.00	9,675
100	Cemex SAD de CV
	Expiration April 2013, Exercise Price $8.00	300
100	Cisco Systems, Inc.
	Expiration May 2013, Exercise Price $20.00	4,500
50	Compass Minerals International, Inc.
	Expiration June 2013, Exercise Price $70.00	3,250
40	Covidien PLC
	Expiration April 2013, Exercise Price $57.50	200
25	Devon Energy Corp.
	Expiration April 2013, Exercise Price $57.50	4,275
100	Discover Financial Services
	Expiration April 2013, Exercise Price $36.00	500
50	Energy Transfer Equity LP
	Expiration April 2013, Exercise Price $45.00	250
100	Exelon Corp.
	Expiration April 2013, Exercise Price $29.00	500
9	Family Dollar Stores, Inc.
	Expiration July 2013, Exercise Price $52.50	1,125
100	Government Properties Income Trust
	Expiration June 2013, Exercise Price $25.00	6,500
400	ING Groep NV
	Expiration April 2013, Exercise Price $8.00	33,000
Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)
Contracts***		Value

	SCHEDULE OF PUT OPTIONS WRITTEN (Cont.) - (1.1)% *
200	Intel Corp.
	Expiration April 2013, Exercise Price $21.00	$ 4,200
100	Lexmark International, Inc.
	Expiration April 2013, Exercise Price $26.00	6,000
100	Men's Wearhouse, Inc.
	Expiration May 2013, Exercise Price $27.00	1,000
100	Microsoft Corp.
	Expiration April 2013, Exercise Price $27.00	900
25	NuStar Energy LP
	Expiration June 2013, Exercise Price $50.00	3,425
30	PartnerRe, Ltd.
	Expiration May 2013, Exercise Price $80.00	900
100	Peabody Energy Corp.
	Expiration June 2013, Exercise Price $20.00	11,800
100	St. Joe Co.
	Expiration June 2013, Exercise Price $20.00	5,250
100	Sturm Ruger & Co., Inc.
	Expiration April 2013, Exercise Price $40.50	500
50	TAL International Group, Inc.
	Expiration July 2013, Exercise Price $40.00	5,750
100	Under Armour, Inc.
	Expiration January 2014, Exercise Price $40.00	19,250
25	Vera Bradley, Inc.
	Expiration May 2013, Exercise Price $20.00	563
20	VF Corp.
	Expiration May 2013, Exercise Price $145.00	1,100
100	Western Union Co.
	Expiration May 2013, Exercise Price $14.00	2,400
	TOTAL PUT OPTIONS WRITTEN - (Proceeds $481,861)	$ 290,138

* Non-Income producing security.
** Interest rate reflects seven-day effective yield on March 31, 2012
***One contract is equivalent to 100 shares of common stock.
(a) All or a portion of the security is segregated as collateral for call options written.
(b)All or a portion of the security is segregated as collateral for securities on loan at March 31, 2013. Total collateral had a market value of $1,796,916 at March 31, 2013.
(c) All or a portion of the security is out on loan at March 31, 2013. Total loaned securities had a market value of $1,858,180 at March 31, 2013.
(d) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $27,452,499, including options written, and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 2,151,612
	Unrealized depreciation	(1,595,299)
	Net unrealized appreciation	$ 556,313
ADR - American Depositary Receipt
ETF - Exchange-Traded Fund

See accompanying notes to financial statements.

Camelot Premium Return Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2013 (Unaudited)

ASSETS
Investment securities:
At cost	$ 28,077,135
At value (including securities on loan at $1,796,916)	$ 28,463,835
Deposit at Broker	162,777
Dividends and interest receivable	105,435
Receivable for Fund shares sold	140
Receivable for securities sold	31,389
Receivable for securities lending	2,013
Receivable for foreign tax reclaim	1,327
Prepaid expenses and other assets	5,945
TOTAL ASSETS	28,772,861

LIABILITIES
Securities lending collateral	1,858,180
Options written, at value (Proceeds $ 592,150)	455,023
Distribution (12b-1) fees payable	42,479
Investment advisory fees payable	23,748
Fees payable to other affiliates	2,696
Payable for Fund shares repurchased	4,221
Accrued expenses and other liabilities	9,598
TOTAL LIABILITIES	2,395,945
NET ASSETS	$ 26,376,916

Composition of Net Assets:
Paid in capital	$ 25,212,448
Undistributed net investment income	230,435
Accumulated net realized gain from security transactions
and options written	410,206
Net unrealized appreciation of investments and options written	523,827
NET ASSETS	$ 26,376,916

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 26,346,617
Shares of beneficial interest outstanding (a)	2,530,450
Net asset value (Net Assets ÷ Shares Outstanding)
and redemption price per share (b)	$ 10.41
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%)	$ 11.05

Class C Shares:
Net Assets	$ 30,299
Shares of beneficial interest outstanding (a)	2,914
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 10.40

(a) Unlimited number of shares of beneficial interest authorized, no par value.
(b)

Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge ("CDSC") on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

See accompanying notes to financial statements.

Camelot Premium Return Fund
STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2013 (Unaudited)

INVESTMENT INCOME
Dividends (net of withholding taxes of $2,806)	$ 498,486
Interest	1,967
Securities lending income - net	26,367
TOTAL INVESTMENT INCOME	526,820

EXPENSES
Investment advisory fees	114,307
Distribution (12b-1) fees:
Class A	28,541
Class C	142
Administrators fees	18,027
MFund service fees	13,869
Professional fees	11,223
Compliance officer fees	5,849
Registration fees	3,167
Custodian fees	2,854
Trustees fees and expenses	1,621
Non 12b-1 shareholder servicing fees	1,394
Printing and postage expenses	856
Insurance expense	669
Other expenses	1,118
TOTAL EXPENSES	203,637

Less: Fees waived by the Advisor	(4,322)
NET EXPENSES	199,315

NET INVESTMENT INCOME	327,505

REALIZED AND UNREALIZED GAIN
Net realized gain (loss) from:
Investments	186,480
Options written	527,551
Securities sold short	(212,041)
Net realized gain (loss) from investments and options written, and securities sold short	501,990
Net change in unrealized appreciation (depreciation) on:
Investments	1,401,218
Options written	(409,377)
Net change in unrealized appreciation on investments, options written	991,841

NET REALIZED AND UNREALIZED GAIN	1,493,831

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,821,336

See accompanying notes to financial statements.

Camelot Premium Return Fund
STATEMENTS OF CHANGES IN NET ASSETS
	For the
	Six Months Ended	For the
	March 31, 2013	Year Ended
INCREASE IN NET ASSETS	(Unaudited)	September 30, 2012
FROM OPERATIONS
Net investment income	$ 327,505	$ 308,922
Net realized gain from investments
and options written	501,990	1,187,429
Net change in unrealized appreciation of investments,
options written and securities sold short	991,841	2,052,827
Net increase in net assets resulting from operations	1,821,336	3,549,178

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(130,120)	(301,488)
Class C	(69)	(903)
From net realized gains:
Class A	(901,811)	(817,496)
Class C	(1,085)	(6,583)
Net decrease in net assets from distributions to shareholders	(1,033,085)	(1,126,470)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	7,025,374	9,691,945
Class C	-	-
Net asset value of shares issued in reinvestment of distributions:
Class A	199,624	267,710
Class C	1,154	7,486
Payments for shares redeemed:
Class A	(2,019,100)	(2,993,859)
Class C	-	(116,966)
Net increase in net assets from shares of beneficial interest	5,207,052	6,856,316

TOTAL INCREASE IN NET ASSETS	5,995,303	9,279,024

NET ASSETS
Beginning of Period	20,381,613	11,102,589
End of Period *	$ 26,376,916	$ 20,381,613
*Includes undistributed net investment income of:	$ 230,435	$ 33,119

Camelot Premium Return Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	March 31, 2013	Year Ended
	(Unaudited)	September 30, 2012
SHARE ACTIVITY
Class A:
Shares Sold	689,207	998,281
Shares Reinvested	19,952	28,002
Shares Redeemed	(198,078)	(305,455)
Net increase in shares of beneficial interest outstanding	511,081	720,828

Class C:
Shares Sold	-	-
Shares Reinvested	116	794
Shares Redeemed	-	(11,958)
Net increase (decrease) in shares of beneficial interest outstanding	116	(11,164)

See accompanying notes to financial statements.

Camelot Premium Return Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

	Class A
	Six Months
	Ended		Year		Period
	March 31, 2013		Ended		Ended
	(Unaudited)		September 30, 2012		September 30, 2011	(1)
Net asset value, beginning of period	$ 10.08		$ 8.46		$ 10.00

Activity from investment operations:
Net investment income	0.14		0.19	(6)	0.02
Net realized and unrealized
gain (loss) on investments	0.63		2.12		(1.24)
Total from investment operations	0.77		2.31		(1.22)

Less distributions from:
Net investment income	(0.05)		(0.17)		-
Net realized gains	(0.39)		(0.52)		(0.32)
Total distributions	(0.44)		(0.69)		(0.32)

Net asset value, end of period	$ 10.41		$ 10.08		$ 8.46

Total return (2)	7.84%	(5)	28.02%		(12.51)%	(5)(7)

Net assets, at end of period (000s)	$ 26,347		$ 20,353		$ 10,985

Ratio of gross expenses to average
net assets (3)(8)(9)	1.79%	(4)	2.03%		2.40%	(4)
Ratio of net expenses to average
net assets (8)(9)	1.75%	(4)	1.77%		1.78%	(4)
Ratio of net investment income
to average net assets (8)(9)	2.82%	(4)	1.97%		0.20%	(4)

Portfolio Turnover Rate	4%	(5)	44%		27%	(5)

(1) The Camelot Premium Return Fund commenced operations on December 27, 2010.
(2)

Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends and capital gain distributions, and does not reflect the impact of sales charges.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(4) Annualized for periods less than one full year.
(5) Not annualized.
(6) Per share amounts calculated using the average shares method.
(7)	Class A shares' total return includes a voluntary reimbursement by the Advisor of realized investment losses incurred on trading error. This item had no effect on total return.
(8)	The ratios include 0.02% and 0.03% for the years ended September 30, 2012 and September 30, 2011 attributed to interest expense.
(9)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Camelot Premium Return Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

	Class C
	Six Months
	Ended		Year		Period
	March 31, 2013		Ended		Ended
	(Unaudited)		September 30, 2012		September 30, 2011	(1)
Net asset value, beginning of period	$ 10.07		$ 8.42		$ 10.00

Activity from investment operations:
Net investment income	0.02		0.09	(6)	0.01
Net realized and unrealized
gain (loss) on investments	0.72		2.15		(1.27)
Total from investment operations	0.74		2.24		(1.26)

Less distributions from:
Net investment income	(0.02)		(0.07)		-
Net realized gains	(0.39)		(0.52)		(0.32)
Total distributions	(0.41)		(0.59)		(0.32)

Net asset value, end of period	$ 10.40		$ 10.07		$ 8.42

Total return (2)	7.55%	(5)	27.15%		(12.91)%	(5)(7)

Net assets, at end of period (000s)	$ 30		$ 28		$ 118

Ratio of gross expenses to average
net assets (3)(8)(9)	2.54%	(4)	2.78%		3.15%	(4)
Ratio of net expenses to average
net assets (8)(9)	2.50%	(4)	2.52%		2.53%	(4)
Ratio of net investment income
to average net assets (8)(9)	0.31%	(4)	0.93%		0.14%	(4)

Portfolio Turnover Rate	4%	(5)	44%		27%	(5)

(1) The Camelot Premium Return Fund commenced operations on December 27, 2010.
(2)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends and capital gain distributions.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(4) Annualized for periods less than one full year.
(5) Not annualized.
(6) Per share amounts calculated using the average shares method.
(7)	Class C shares' total return includes a voluntary reimbursement by the Advisor of realized investment losses incurred on trading error. This item had no effect on total return.
(8)	The ratios include 0.02% and 0.03% for the years ended September 30, 2012 and September 30, 2011 attributed to interest expense.
(9)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

CAMELOT PREMIUM RETURN FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2013 (Unaudited)

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). These financial statements include only the Camelot Premium Return Fund (the “Fund”), a series of the Trust. The Fund is a registered separate series non-diversified Fund. The Fund’s investment advisor is Camelot Portfolios, LLC (the “Advisor”). The Fund’s objective is to achieve a consistent high rate of gains and total return with lower volatility than common stocks as measured by standard deviation.

The Fund offers two classes of shares, Class A and Class C. Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board of Trustees may classify and reclassify the shares of a Fund into additional classes of shares at a future date.

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a)

Investment Valuation - The net asset values per share of the Fund are determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading. Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ at the NASDAQ Official Closing Price (“NOCP”); (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings. All these prices are obtained from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers. Short-term securities with remaining maturities of sixty days or less for which market quotations and information from pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities. In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Advisor using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

CAMELOT PREMIUM RETURN FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1

-

quoted prices in active markets for identical securities.

Level 2

-

other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, amortized cost, credit risk, etc.).

Level 3

-

significant unobservable inputs (including the Fund’s own assumptions in determining fair value investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s assets and liabilities as of March 31, 2013:

Assets

Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Total
Common Stocks (b)	$ 11,614,454	$ -	$ 11,614,454
Exchange-Traded Funds(b)	5,061,169	-	5,061,169
Limited Partnerships(b)	1,414,065	-	1,414,065
Preferred Stocks(b)	1,765,623	-	1,765,623
REITs	1,503,057	-	1,503,057
Short-Term Investments	7,105,467	-	7,105,467
Total	$ 28,463,835	$ -	$ 28,463,835

Liabilities
Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Total
Call Options Written	(164,885)	-	(164,885)
Put Options Written	(290,138)	-	(290,138)
Total	$ (455,023)	$ -	$ (455,023)

(a) As of and during the six-months ended March 31, 2013, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.  There were no transfers into and out of Level 1 and 2 during the current period presented.  It is the Fund’s policy to recognize transfers into and out of Level 1 and 2 at the end of the reporting period.

(b) All common stock, exchange-traded funds/notes, limited partnerships, and preferred stocks held by the Fund are Level 1 securities. For a detailed break-out of both by major industry classification, please refer to the Schedule of Investments. During the six months ended March 31, 2013, no securities were fair valued.

CAMELOT PREMIUM RETURN FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

b)

Accounting for Options - When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.

The Advisor may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Advisor believes adverse market, political or other conditions are likely. The Advisor may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities. The Fund may purchase a call option on a stock (including securities of ETFs) it may purchase at some point in the future. When the Fund purchases an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated. When a put option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid. When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

The locations on the Statement of Assets and Liabilities of derivative instruments by type of exposure, all of which are not accounted for as hedging instruments under GAAP, are as follows:

Derivatives Not Accounted for as Hedging Instruments under GAAP	Location of Derivatives on Statement of Assets and Liabilities	Fair Value of Liability Derivatives
Call options written	Options written, at value	$ (164,885)
Put options written	Options written, at value	(290,138)
Total		$ (455,023)

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2013 was as follows:

Derivatives Not Accounted for as Hedging Instruments under GAAP	Primary Risk Exposure	Location of Gain on Derivatives Recognized in Income	Realized and Unrealized Gain on Liability Derivatives Recognized in Income
Options written	Equity Risk	Net realized gain on options written	$ 527,551
Options written	Equity Risk	Net change in unrealized depreciation on options written	(409,377)
Total			$ 118,174

The contracts in the table in Note 3 are an indication of volume in the Fund's derivative activity.

CAMELOT PREMIUM RETURN FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

c)

Short Sales - The Fund may sell securities short. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decrease or increase between the date of the short sale and the date on which the Fund purchases the securities to replace the borrowed securities that have been sold.

d)

Federal Income Tax - The Fund has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the six months ended March 31, 2013, the Fund did not have a liability for any unrecognized tax expense. The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statement of Operations. As of March 31, 2013, the Fund did not incur any interest or penalties. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2011, 2012), or expected to be taken in the Fund’s 2013 tax returns.. No examination of the Fund’s tax returns is presently in progress.

e)

Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP are recorded on the ex-dividend date.

f)

Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

g)

Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

h)

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i)

Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

j)

Redemption fees and sales charges (loads) - The Fund does not charge redemption fees. A maximum sales charge of 5.75% is imposed on Class A shares of the Fund. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). The respective shareholders pay such CDSC charges, which are not an expense of the Fund. For the six months ended March 31, 2013 there were $0 in CDSC fees paid to the Distributor.

CAMELOT PREMIUM RETURN FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

k)

Security Loans - The Fund has entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Fund receives compensation in the form of fees, or retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the borrowers to bring the collateralization back to 103%.

(2) INVESTMENT TRANSACTIONS

For the six months ended March 31, 2013, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$ 2,572,023	$ 780,456

There were no government securities purchase or sold during the year.

(3) OPTIONS WRITTEN

A summary of option contracts written by the Fund during the six months ended March 31, 2013, were as follows:

	Call Options
	Number of Options *	Option Premiums

Options outstanding at beginning of year	800	$ 105,616
Options written	1,903	174,170
Options exercised	(573)	(77,468)
Options closed	(30)	(33,058)
Options expired	(790)	(4,375)
Options outstanding at end of year	1,310	$ 164,885

	Put Options
	Number of Options *	Option Premiums

Options outstanding at beginning of year	1,876	$ 336,488
Options written	5,632	759,734
Options exercised	(944)	(134,057)
Options closed	(295)	(64,020)
Options expired	(3,215)	(608,007)
Options outstanding at end of year	3,054	$ 290,138

* One option contract is equivalent to one hundred shares of common stock.

CAMELOT PREMIUM RETURN FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

(4) ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Camelot Portfolios LLC is the Advisor to the Fund pursuant to the terms of the Investment Advisory Agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions. The Advisor provides the Fund with investment advice and supervision and furnishes an investment program for the Fund. For its services under the Investment Advisory Agreement, the Advisor is paid a monthly management fee at the annual rate of 1.00% of the average daily net assets of the Fund. The Advisor pays expenses incurred by it in connection with acting as advisor, other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and other expenses paid by the Fund as detailed in the Advisory Agreement. The Advisor pays for all employees, office space and facilities required by it to provide services under the Advisory Agreement, with the exception of specific items of expense (as detailed in the Advisory Agreement). For the six months ended March 31, 2013, advisory fees of $114,307 were incurred by the Fund, before the waiver and reimbursement described below, with $19,923 remaining payable to the Advisor at March 31, 2013.

The Advisor and the Fund have entered into an Expense Limitation Agreement under which the Advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution fees and extraordinary expenses) at 1.50% for all classes of the Fund’s shares through January 31, 2014. Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the six months ended March 31, 2013, the Advisor waived advisory fees of $4,322. As of September 30, 2012, the Advisor may recapture $40,493 of waived advisory fees no later than September 30, 2015 and $48,567 no later than September 30, 2014.

The Trust has entered into a Management Services Agreement with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides management and administration services. For MFund’s services to the Fund, the Fund pays MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the six months ended March 31, 2013, the Fund incurred $13,869 for such fees.

A Trustee and Officer of the Trust is also the controlling member of MFund Services and Catalyst Capital Advisors LLC (an investment advisor to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacities.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Fund pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

CAMELOT PREMIUM RETURN FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

Certain officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Officers of the Trust and Trustees who are "interested persons" of the Trust or the Manager will receive no salary or fees from the Trust.  Trustees who are not "interested persons" as that term is defined in the 1940 Act, will be paid a quarterly retainer of $250 per fund in the Trust and $500 per special board meeting attended at the discretion of the Chairman.  The Chairman of the Trust’s Audit Committee receives an additional quarterly fee of $750. The fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

The Trust has adopted a New Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares. Under the New Distribution Plan related to the Class A Shares, the Fund may incur an annual fee of up to 0.50% of the average daily net assets of the Fund’s Class A Shares. Class A Shares of the Fund are currently incurring an annual fee of up to 0.25% of average daily net assets. Under the Fund’s Plan related to the Class C Shares, the Fund may incur an annual fee of up to 1.00% of the average daily net assets of the Fund’s Class C Shares. The New Distribution Plan is a reimbursement plan, which means that compensation is provided only as 12b-1 expenses are incurred.

For the year ended March 31, 2013, the Underwriter received $343 in underwriter concessions from the sale of shares of the Fund.

(5) DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the year ended September 30, 2012 and September 30, 2011 were as follows:

As of September 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis net unrealized depreciation of investments is primarily attributable to tax adjustments for open straddles, partnerships and return of capital distributions from business development corporations.

Permanent book and tax differences primarily attributable to the reclassification of ordinary income dividends, resulted in reclassification for the Fund for the year ended September 30, 2012 as follows: an increase in undistributed net investment income of $10,716 and a decrease in accumulated net realized gain from security transactions of $10,716.

(6) UNDERLYING FUND RISK

Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

CAMELOT PREMIUM RETURN FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

The Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the Fidelity Institutional Money Market Portfolios (“Fidelity”). The Fund may redeem its investment from Fidelity at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders. The performance of the Fund may be directly affected by the performance of Fidelity. As of March 31, 2013 26.92% of the Fund’s net assets were invested in Fidelity.

(7) OPTIONS RISK

There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

(8) BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2013, FOLIOFN Investments, Inc. Special Custody Account for the Exclusive Benefit of Customers held 79.49% of the Fund and may be deemed to control the Fund.

CAMELOT PREMIUM RETURN FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

(9) RECENT ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

(10) SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Camelot Premium Return Fund

EXPENSE EXAMPLES

March 31, 2013 (Unaudited)

As a shareholder of the Camelot Premium Return Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Camelot Premium Return Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2012 through March 31, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Camelot Premium Return Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Expenses Paid During Period* 10/1/12 – 3/31/13	Expense Ratio During Period** 10/1/12 – 3/31/13
Class A	$1,000.00	$1,078.40	$9.07	1.75%
Class C	1,000.00	1,075.50	12.94	2.50

Hypothetical (5% return before expenses)	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Expenses Paid During Period* 10/1/12 – 3/31/13	Expense Ratio During Period** 10/1/12 – 3/31/13
Class A	$1,000.00	$1,016.21	$8.80	1.75%
Class C	1,000.00	1,012.47	12.54	2.50

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**Annualized.

Mutual Fund Series Trust

17605 Wright Street

Omaha, NE 68130

MANAGER

Camelot Portfolios, LLC.

1700 Woodland Drive, Suite 100

Maumee, OH 43537

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

TRANSFER AGENT

Gemini Fund Services, LLC

17605 Wright Street

Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA  19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street

Suite 1700

Columbus, OH 43215

CUSTODIAN BANK

Huntington National Bank

7 Easton Oval

Columbus, OH  43215

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 9.   Submission of Matters to a Vote of Security Holder.   None.

ITEM 10. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(1)

Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President,
Date: May 31, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi ___________
President
Date: May 31, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Treasurer
Date: May 31, 2013